OTHER NON-CURRENT ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS - THIRD PARTIES
OTHER NON-CURRENT ASSETS - THIRD PARTIES
9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Deposits for long-term operating leases	2,030	2,557
Prepayments for purchases of property, equipment and software	10,612	8,899
Deductible VAT	65,149	54,951
Others	617	602
Total	78,408	67,009